OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



      Pioneer Floating Rate Trust

      SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)

      Principal
      Amount        S&P     Moody's
      USD ($)       Rating  Rating                                                                       Value

                                 SENIOR SECURED FLOATING RATE LOAN INTERESTS  - 102.4%  of Net Assets*
                                 Aerospace & Defense - 4.5%
          3,500,000  B-      B2  American Airlines, Inc., Term, 12/17/10                            $ 3,573,283
              520,67 B-      B3  DeCrane Aircraft Holdings, Inc., Term B, 6/30/08                       521,976
          2,628,366  B-      B3  DeCrane Aircraft Holdings, Inc., Term D, 6/30/08                     2,667,791
          3,000,000  B+      B2  DynCorp International LLC (DiFinance), Term, 2/11/11                 3,049,374
          3,000,000  B       B1  Northwest Airlines Corp., Term B, 11/23/10                           3,089,250
          4,980,875  NR      Ba3 United Airlines, Inc., DIP, Tranche B, 9/30/05                       5,032,761
          3,000,000  B+      Ba3 Vought Aircraft Industries, Inc., Tranche B Letter of Credit Depos   3,048,750
                                                                                                    $ 20,983,185
                                 Broadcasting - 1.1%
          2,500,000  B       B2  Enterprise NewsMedia, LLC, Term, 6/30/12                           $ 2,498,908
              990,00 NR      B1  NEP Supershooters, L.P., First Lien Term A, 2/3/11                   1,011,038
           1,500,000 NR      NR  NEP Supershooters, L.P., First Lien Term B, 1/31/11                  1,520,625
                                                                                                    $ 5,030,571
                                 Cable - 11.9%
          3,000,000  NR      Caa Cebridge Connections, Inc., Second Lien Term, 2/23/10              $ 3,041,250
          6,500,000  NR      NR  Century Cable Holdings, LLC, Discretionary Term, 12/31/09            6,475,625
          2,000,000  NR      NR  Century Cable Holdings, LLC, Term, 6/30/09                           1,993,392
         13,950,000  CCC+    B2  Charter Communications Operating, LLC, Term B, 4/7/11                14,015,105
 EURO     6,000,000  NR      NR  Kabel NRW GmbH & Co. KG, Elevated, 10/1/06                           7,974,053
 EURO     3,000,000  NR      NR  Kabel NRW GmbH & Co. KG, Non-Elevated, 10/1/06                       3,974,582
          4,000,000  B+      B1  NTL Investment Holdings, Ltd., Sub-Tranche B2, 4/14/12               4,075,000
          5,000,000  NR      B3  Olympus Cable Holdings, LLC, Term A, 6/30/10                         4,962,110
          2,833,333  BB-     B1  Telewest Communications Networks, Ltd., Term B, 11/30/12             2,870,521
           2,166,667 BB-     B1  Telewest Communications Networks, Ltd., Term C, 11/30/13             2,196,909
          4,455,000  CCC+    B2  WideOpenWest Finance, LLC, Term B, 12/22/10                          4,484,701
                                                                                                    $ 56,063,248
                                 Chemicals - 2.0%
          3,233,572  B+      B1  Celanese Holdings, LLC, Term B (Dollar TL), 4/6/11                 $ 3,302,285
          2,000,000  B       B2  Huntsman, LLC, Term B, 3/31/10                                       2,039,250
          2,000,000  BB      Ba2 Mosaic Co., Term B, 2/21/12                                          2,024,166
          2,000,000  B+      B1  PQ Corp. (Niagara Acquisition, Inc.), Term, 2/11/12                  2,036,250
                                                                                                    $ 9,401,951
                                 Consumer - Durables - 0.5%
           1,500,000 B+      B1  Desa, LLC, Term, 11/26/11                                          $ 1,513,125
           1,000,000 BB-     Ba3 National Bedding Co., Term B, 8/31/08                                1,013,125
                                                                                                    $ 2,526,250
                                 Consumer - Non-Durables - 3.8%
          3,000,000  NR      B2  Camelbak Products, LLC,  First Lien Term, 8/4/11                   $ 3,035,625
           1,000,000 NR      B3  Camelbak Products, LLC,  Second Lien Term, 2/4/12                    1,016,875
          3,750,000  B       B3  CEI Holdings, Inc. (Cosmetic Essence),  First Lien Term, 12/3/10     3,778,125
          5,000,000  B+      B1  Jarden Corp., Term, 1/24/12                                          5,082,290
           1,940,000 NR      B1  Josten IH Corp., Term C, 10/4/11                                     1,971,525
           1,000,000 B       B3  MD Beauty, Inc., Second Lien Term, 2/18/13                           1,015,000
           1,980,000 B+      B1  Solo Cup Co., Term, 2/27/11                                          2,020,220
                                                                                                    $ 17,919,660
                                 Diversified Media - 3.1%
          2,000,000  B       B1  Network Communications, Inc., Term B, 6/30/11                      $ 2,036,250
          4,000,000  BB-     Ba3 Regal Cinemas  Corp., Term, 11/10/10                                 4,061,784
           2,818,354 BB      Ba3 RH Donnelley, Inc., Term A-3, 12/31/09                               2,852,577
          3,222,784  B-      B1  Six Flags Theme Parks, Inc.,Term B, 6/30/09                          3,279,183
          2,500,000  B-      B3  Weekly Reader Corp., Second Lien Term, 3/23/09                       2,498,437
                                                                                                    $ 14,728,231
                                 Energy - 4.8%
          2,000,000  B       B2  Complete Energy Services, Inc., Term B, 2/8/12                     $ 2,020,000
          5,000,000  BB-     NR  Ferrell Companies, Inc., Term, 12/17/11                              5,100,000
          6,000,000  BBB+    Ba3 Mainline, L.P., Term, 12/17/11                                       6,097,500
          3,000,000  NR      B1  NSG Holdings II, LLC, Initial Term, 12/13/11                         3,051,564
          2,000,000  B+      B1  Regency Gas Services, LLC, Term, 6/1/10                              2,037,500
          4,000,000  BB-     Ba2 Universal Compression, Inc., Term B, 2/15/12                         4,063,124
                                                                                                    $ 22,369,688
      Pioneer Floating Rate Trust

      SCHEDULE OF INVESTMENTS 2/28/05 (continued)(unaudited)

      Principal
      Amount        S&P     Moody's
      USD ($)       Rating  Rating                                                                       Value

                                 Food & Drug - 0.4%
          2,000,000  BB-     Ba3 Herbalife International, Inc., Term, 12/21/10                      $ 2,033,750

                                 Food & Tobacco - 5.2%
          3,000,000  B       B2  Captain D's, LLC,  First Lien Term, 12/27/10                       $ 3,022,500
          2,000,000  B       B3  Captain D's, LLC,  Second Lien Term, 6/27/11                         1,990,000
          4,000,000  B+      B1  Carrols Corp., Term B, 12/31/10                                      4,073,332
          3,767,778  BB      Ba2 Constellation Brands, Inc., Term B, 11/30/11                         3,826,943
           1,000,000 BB-     Ba3 Del Monte Corp., Term B, 2/8/12                                      1,013,250
          2,000,000  BB-     Ba2 Landry's Restaurants, Inc., Term, 12/28/10                           2,031,250
              997,46 B+      Ba3 Merisant Co.,Term B, 1/11/10                                           999,339
           5,471,275 B+      B1  Pinnacle Foods Holding Corp., Term, 11/25/10                         5,471,275
          2,000,000  B       NR  Real Mex Restaurants, Inc., Term, 12/31/08                           2,045,000
                                                                                                    $ 24,472,889
                                Forest Products - 2.5%
          2,000,000  BB      Ba3Boise Cascade Holdings, LLC, Term B, 10/28/11                       $ 2,039,126
          2,500,000  B       B2 Graham Packaging Co., L.P., Term B, 10/7/11                           2,548,750
              349,32 B+      Ba3Smurfit Stone Container, Deposit Funded, 11/1/10                      355,542
           2,791,696 B+      Ba3Smurfit Stone Container, Term B, 11/1/11                              2,839,387
              858,98 B+      Ba3Smurfit Stone Container, Term C, 11/1/11                              873,801
          3,000,000  B       B2 U.S. Can Corp., Term B, 1/10/10                                       3,018,750
                                                                                                    $ 11,675,356
                                 Gaming & Leisure - 6.9%
          4,000,000  B       Ba3 CNL Hospitality Properties, Inc., Term, 10/13/06                   $ 4,080,000
           1,000,000 B+      B1  Herbst Gaming, Inc., Term, 1/31/11                                   1,015,938
          3,000,000  BB-     Ba2 Isle of Capri Casinos, Inc., Term, 2/4/11                            3,043,125
            4,814,81 B+      B1  Knowledge Learning Corp., Term, 1/7/12                                4,860,955
          4,942,674  B-      NR  OpBiz, LLC, Term A, 8/31/10                                           4,918,731
                  11 B-      NR  OpBiz, LLC, Term B, 8/31/10                                           11,606
           1,259,259 B       B1  Playpower, Inc., Dollar Term, 12/18/09                                1,275,000
          4,000,000  NR      Ba3 Universal City Development Partners, Ltd., Term, 6/9/11               4,070,000
          2,000,000  B-      B1  Wyndham International, Inc., IRL Tranche II, 6/30/06                  2,008,750
          4,000,000  B-      B1  Wyndham International, Inc., Term I, 6/30/06                          4,022,916
          3,000,000  B+      B2  Wynn Las Vegas, LLC, Term, 12/14/11                                   3,052,032
                                                                                                    $  32,359,053
                                 Healthcare - 5.1%
          2,250,000  B       B1  Aircast, Inc., First Lien Term, 12/7/10                            $  2,273,906
          4,000,000  B+      B1  Alliance Imaging, Inc., Term C1, 12/29/11                             4,060,000
          2,400,529  B+      B1  Alpharma Operating Corp., Term A, 10/5/07                             2,393,527
          3,000,000  B+      B2  AMR HoldCo, Inc. EmCare HoldCo, Inc., Term, 2/10/12                   3,057,189
          5,000,000  B       Caa FHC Health Systems, Inc., Third Lien Term, 2/9/11                     5,100,000
           1,059,222 B       B2  Hanger Orthopedic Group, Inc., Term B, 9/30/09                        1,068,490
          2,000,000  BB      B1  Healthcare Partners, Ltd., Term, 3/2/11                               2,031,250
          2,000,000  B       B1  Insight Health Services Corp., Term B, 10/17/08                       2,011,250
          2,000,000  B+      B2  SFBC International, Inc., Term, 12/22/10                              2,035,000
                                                                                                    $  24,030,612

                                 Housing - 9.3%
          4,000,000  B+      B2  Associated Materials, Inc., Term, 8/29/10                          $  4,065,000
          4,000,000  B       B1  Atrium Companies, Inc., Term, 12/28/11                                4,061,668
          3,000,000  B+      B1  Builders FirstSource, Inc., Term, 8/11/11                             3,050,625
          7,000,000  BBB-    Ba2 General Growth Properties, Inc., Term B, 11/12/08                     7,117,327
          4,000,000  B+      B1  Headwaters, Inc., Term B, 4/30/11                                     4,058,332
          3,792,500  B       B1  Lake at Las Vegas Joint Venture, First Lien Term, 11/1/09             3,850,969
          6,000,000  B       B2  LNR Property Corp., Term B, 2/3/08                                    6,094,998
          2,500,000  B+      B3  Propex Fabrics, Inc., Term, 12/31/11                                  2,515,625
          5,000,000  NR      NR  TWLDC Holdigns, L.P., Mezzanine Loan, 11/30/07                        5,075,000
          4,000,000  BB-     Ba3 Woodlands Commercial Properties Co., L.P., Bridge, 8/30/05            4,035,000
                                                                                                    $  43,924,544
                                 Information Technology - 4.0%
          5,000,000  B       B1  AMKOR Technology, Inc., Second Lien Term, 10/27/10                 $ 5,221,875
          4,000,000  B       Caa Corel Corp., Second Lien Term, 8/15/10                               4,000,000
          4,900,924  B       B3  ON Semiconductor Corp., Term G, 12/15/11                             4,971,375
              480,00 B+      B3  Verifone, Second Lien Term, 12/31/11                                 495,300
          4,000,000  B       B2  Vertafore, First Lien Term, 12/22/10                                 4,045,000
                                                                                                    $ 18,733,550
      Pioneer Floating Rate Trust

      SCHEDULE OF INVESTMENTS 2/28/05 (continued)(unaudited)

      Principal
      Amount        S&P     Moody's
      USD ($)       Rating  Rating                                                                       Value

                                 Manufacturing - 2.5%
          3,000,000  B+      B2  Maxim Crane Works, L.P., First Lien Term, 1/28/10                  $ 3,071,250
           1,000,000 B+      B3  Maxim Crane Works, L.P., Second Lien Term, 1/28/12                   1,041,250
          4,000,000  B+      B2  Mueller Group, Inc., Initial Term, 4/23/11                           4,047,500
            1,221,09 NR      NR  Norwesco, Inc., Term A, 12/31/09                                     1,221,092
           1,559,272 NR      NR  Norwesco, Inc., Term B, 12/31/10                                     1,559,273
              730,90 NR      NR  Norwesco, Inc., Term C, 6/30/11                                      730,909
                                                                                                    $ 11,671,274
                                 Metals & Minerals - 3.6%
          4,620,694  B       B3  CII Carbon, LLC, Term, 6/25/08                                     $ 4,577,375
          3,500,000  B+      B1  International Mill Service, Inc., First Lien Term C, 12/31/10        3,561,250
          3,500,000  B       B3  Murray Energy Corp., Term B, 1/28/10                                 3,556,875
           1,826,923 BB-     Ba2 Novelis, Inc., Canadian Term, 1/7/12                                 1,857,524
           3,173,077 BB-     Ba2 Novelis, Inc., U.S. Term, 1/7/12                                     3,226,226
                                                                                                    $ 16,779,250
                                 Retail - 4.5%
          7,000,000  BB      Ba2 Blockbuster, Inc., Term B, 8/20/11                                 $ 7,039,998
          5,000,000  B+      B1  Dollarama Group, L.P., Term B, 11/18/11                              5,082,815
          5,000,000  B+      B1  Harbor Freight Tools USA, Inc., Term, 7/15/10                        5,039,375
          3,968,254  B-      B3  Home Interiors & Gifts, Inc., Initial Term, 3/31/11                  3,861,111
                                                                                                    $ 21,023,299
                                 Service - 2.4%
          3,000,000  B       B1  Alliance Laundry Systems, LLC, Term, 1/27/12                       $ 3,038,751
            1,013,55 BB      B1  Allied Waste North America, Inc., Term B, 1/15/10                    1,017,034
                981, BB      B1  Allied Waste North America, Inc., Term C, 1/15/10                    985,151
           1,500,000 BB      B1  IESI Corp., Term, 1/21/12                                            1,524,375
          4,883,853  B+      NR  NEFF Rental, Inc., Initial Term, 5/1/08                              4,835,014
                                                                                                    $ 11,400,325
                                 Telecommunications - 10.8%
          5,000,000  B+      B1  Alaska Communications Systems Holdings, Inc., Term, 2/1/12         $ 5,053,905
          4,000,000  B-      B1  Cricket Communications, Inc., Term B, 1/10/11                        4,042,500
          4,500,000  B+      B1  Fairpoint Communications, Inc., Term B, 2/8/12                       4,573,827
          2,500,000  BB-     Ba3 Iowa Telecommunications Services, Inc., Term B, 11/23/11             2,531,770
          5,500,000  NR      NR  Millennium Digital Media Systems, LLC, Term C, 10/31/08              5,496,563
          5,000,000  BB      B1  PanAmSat Corp., Term B-1, 8/20/11                                    5,084,855
           1,000,000 B-      B3  Primus Telecommunications Holding, Inc., Term, 2/18/11               1,002,500
          4,000,000  CCC-    B3  RCN Corp., Term, 12/21/11                                            4,070,000
          3,500,000  B       B1  United Online, Inc., Term, 12/13/08                                  3,556,875
          6,500,000  B+      Ba3 Valor Telecommunications Enterprises, LLC, Term B, 2/14/12           6,615,102
          5,000,000  NR      Ba3 WestCom Corp., Term B, 12/17/10                                      5,084,375
          4,000,000  B+      Caa WilTel Communications, LLC, Second Lien Term, 12/31/10               3,802,500
                                                                                                    $ 50,914,772
                                 Transportation - 4.8%
          3,000,000  BB-     B2  Affinia Group, Inc., Term B, 11/30/11                              $ 3,050,250
 EURO     5,000,000  BB-     B1  Exide Global Holding Netherlands C.V., European Borrower Term, 5/5   6,686,524
               392,1 BB-     Ba2 Federal-Mogul Corp., Letter of Credit, 12/9/05                       398,039
          3,607,843  BB-     B1  Federal-Mogul Corp., Term, 12/9/11                                   3,643,922
          2,500,000  B+      B1  Goodyear Tire & Rubber Co., Term B, 3/31/06                          2,526,563
          4,000,000  BB-     B2  Key Plastics LLC/Key Safety Systems, Inc., Term C, 6/29/11           4,037,500
            1,988,16 B-      Caa Quality Distribution, Inc., Term, 11/13/09                           1,988,164
                                                                                                    $ 22,330,962
                                 Utility - 6.4%
          4,000,000  B       B1  Basic Energy Services, Term B, 10/3/09                             $ 4,040,000
          2,000,000  B-      B3  El Paso Corp., Term, 11/23/09                                        2,037,500
            4,419,12 B+      B2  LSP Kendall Energy, LLC, Project, 11/22/06                           4,269,979
           1,743,442 NR      Ba3 Magellan Midstream Holdings, Term, 12/10/11                          1,769,594
           1,750,000 B+      Ba3 NRG Energy, Inc., Credit Linked Deposit, 12/24/11                    1,775,156
          2,250,000  B+      Ba3 NRG Energy, Inc., Term, 12/24/11                                     2,283,187
          2,500,000  BB-     NR  Ouachita Power, LLC, Term, 8/17/07                                   2,465,625
          2,250,000  BB-     B1  Pike Electric, Inc., Term C, 12/10/12                                2,290,079
          5,500,000  B+      B1  Reliant Energy, Inc., Term, 4/30/10                                  5,590,849
          3,500,000  BB-     Ba2 Texas Genco, LLC, Initial Term, 12/14/11                             3,560,035
                                                                                                    $ 30,082,004
                                 Wireless Communication - 2.3%
           1,994,962 B-      B2  Centennial Cellular Operating Co., Term, 2/9/11                    $ 2,029,874
           1,000,000 B       B3  Ntelos, Inc., Second Lien Term, 2/24/12                              1,027,500
          7,500,000  B-      B2  Triton PCS Holdings, Inc., Term, 11/18/09                            7,616,018
                                                                                                    $ 10,673,392
                                 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                                (Cost $477,333,271) (a)                                             $ 481,127,816
      Pioneer Floating Rate Trust

      SCHEDULE OF INVESTMENTS 2/28/05 (continued)(unaudited)

      Principal
      Amount        S&P     Moody's
      USD ($)       Rating  Rating                                                                       Value

                                 CORPORATE NOTES - 0.8%  of Net Assets
                                 Broadcasting - 0.2%
           1,000 (a) B1      CCC Paxson Communications Corp., 5.41%, 1/15/10 (144A)                 $  1,022,500

                                 Glass & Plastic Packaging - 0.6%
          2,500, (a) B+      B2  Constar International, Inc., 6.1494%,  2/15/12 (144A)              $  2,537,500

                                 TOTAL CORPORATE NOTES
                                (Cost $3,528,493)                                                   $ 3,560,000


                                TEMPORARY CASH INVESTMENT - 10.2% of Net Assets
                                Repurchase Agreement - 10.2%
        48,000,000   NR      NR UBS Warburg, 2.50%, dated 2/28/05, repurchase price of $48,000,000 plus accrued interest on 3/1/05 collateralized by $56,920,000 U.S. Treasury Bill $ 48,000,000

                                TOTAL TEMPORARY CASH INVESTMENT
                                (Cost $48,000,000)                                                  $ 48,000,000

                                TOTAL INVESTMENTS IN SECURITIES - 113.4%
                                (Cost $528,861,764) (b)                                             $ 532,687,816
                                OTHER ASSETS AND LIABILITIES - (13.4)%                              $ (62,956,915)
                                NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%                $ 469,730,901

                 NR             Security not rated by S&P or Moody's.

                  *             Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major
                                European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
                                (iii) the certificate of deposit  or (iv) other base lending rates used by
				commercial lenders.

                    (144A)      Security is exempt from registration under Rule 144A of the Securities Act of 1933.
				Such securities may be resold normally to qualified institutional buyers in a transaction exempt from
                                registration.  At February 28, 2005 the value of these securities amounted to
				$3,560,000 or 0.8% of net assets applicable to common shareowners.


                (a) Floating rate note.
                (b) At February 28, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $528,862,639 was as follows:

                    Aggregate gross unrealized gain for all investments in which there is an excess $4,217,234
                    Aggregate gross unrealized loss for all investments in which there is an excess  (392,057)
                    Net unrealized gain                                                             $                     3,825,177

                    For financial reporting purposes net unrealized gain on investments was $3,826,052 and cost of investments aggregated $528,861,764.

                    Purchases and sales of securities (excluding temporary cash investments) for the period ended
		February 28, 2005, aggregated $507,920,408
                    and $27,163,912, respectively.

                    For the period ended February 28, 2005, the Trust had unfunded loan commitments of
			$9,755,156, which would be extended at
                    the option of the borrower, pursuant to the following loan agreements:

                                                                                                        Unfunded
                    Borrower                                                                           Commitment
                    Advanced Medical Optics, Inc.                                                      $1,000,000
                    Celanese Holdings, LLC                                                              766,428
                    Cricket Communications, Inc.                                                       1,000,000
                    LNR Property Corp.                                                                 2,000,000
                    Norwesco, Inc.                                                                      488,728
                    Texas Genco, LLC                                                                   1,500,000
                    Wynn Las Vegas, LLC                                                                3,000,000
                                                                                                       $9,755,156

                    Glossary of Terms:
                    DIP - Debtor-In-Possession



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.